FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 29, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income		¥ 4,701,327	$ 737,741	¥ 4,326,446	¥ 5,671,267
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation		248,027	38,921	264,154	316,666
Share of profit in subsidiaries and VIE		32,419	5,087	18,507	7,556
Changes in operating assets and liabilities:
Prepayments and other current assets		(774,302)	(121,505)	(369,443)	(545,079)
Deferred tax assets		(192,091)	(30,144)	(271,969)	(40,527)
Other current liabilities		881,402	138,312	669,546	629,841
Other non-current liability				(90,877)	(14,448)
Net cash provided by operating activities		7,220,217	1,133,010	4,950,749	6,304,186
Cash flows from investing activities
Amounts due from subsidiaries		(70,000)	(10,985)	(500,000)
Investments in equity investees		(569,751)	(89,406)	(238,415)	(218,260)
Purchases of short-term investment		(13,193,447)	(2,070,340)	(9,686,732)	(14,061,179)
Maturity of short-term investment		14,054,096	2,205,394	17,010,363	16,699,480
Purchases of long-term investment		(225,000)	(35,307)	(939,500)	(957,870)
Maturity of long-term investment		845,110	132,616
Net cash used in investing activities		(8,756,533)	(1,374,091)	(3,549,341)	(3,664,213)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance cost and commission paid of RMB69,498	¥ 9,763,800			9,771,782
Payment of issuance cost		(887)	(139)
Proceeds from short-term borrowings		6,944,722	1,089,777	2,302,929
Payment of dividends		(1,353,969)	(212,467)	(1,649,308)	(1,270,773)
Repurchase of ordinary shares		(3,810,586)	(597,964)	(1,228,341)	(762,893)
Net cash (used in)/ provided by financing activities		(2,903,985)	(455,699)	8,337,407	(1,982,306)
Effect of exchange rate changes on cash, cash equivalents		(150,430)	(23,606)	(656,137)	(3,207)
Net increase (decrease) in cash and cash equivalents		(4,590,731)	(720,386)	9,082,678	654,460
Cash, cash equivalents and restricted cash at beginning of year		14,360,092	2,253,412	5,277,414	4,622,954
Cash, cash equivalents and restricted cash at end of year		9,769,361	1,533,026	14,360,092	5,277,414
Cash, cash equivalents, beginning of year		14,212,778		5,270,204
Cash, cash equivalents, end of year		9,721,225	1,525,472	14,212,778	5,270,204
Issuance cost on IPO		69,498
Supplemental disclosure on non-cash information
Cash dividends declared in payables		321	50	9,673	1,629
Reportable Legal Entities [Member] | ZTO EXPRESS (CAYMAN) INC.
Cash flows from operating activities:
Net income		4,754,827	746,136	4,312,213	5,674,145
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation		248,027	38,921	264,154	316,666
Share of profit in subsidiaries and VIE		(4,944,589)	(775,914)	(4,316,082)	(5,595,961)
Changes in operating assets and liabilities:
Prepayments and other current assets		13,013	2,042	105,610	53,628
Deferred tax assets				28,146	(858)
Other current liabilities		17,598	2,762
Other non-current liability				(90,877)	(14,448)
Net cash provided by operating activities		88,876	13,947	303,164	433,172
Cash flows from investing activities
Investments in equity investees		(1,249,655)	(196,099)	(10,010,593)	(2,051,918)
Purchases of short-term investment		(8,268,243)	(1,297,468)	(6,095,450)	(10,089,829)
Maturity of short-term investment		10,552,118	1,655,858	12,297,430	14,072,901
Purchases of long-term investment					(707,870)
Maturity of long-term investment		645,110	101,232
Net cash used in investing activities		1,679,330	263,523	(3,808,613)	1,223,284
Cash flows from financing activities
Payment of issuance cost		(887)	(139)
Proceeds from short-term borrowings		647,386	101,589
Payment of dividends		(1,353,969)	(212,467)	(1,649,308)	(1,270,773)
Repurchase of ordinary shares		(3,810,586)	(597,964)	(1,228,341)	(762,893)
Net cash (used in)/ provided by financing activities		(4,518,056)	(708,981)	6,894,133	(2,033,666)
Effect of exchange rate changes on cash, cash equivalents		(72,740)	(11,414)	(339,801)	(1,933)
Net increase (decrease) in cash and cash equivalents		(2,822,590)	(442,925)	3,048,883	(379,143)
Cash, cash equivalents, beginning of year		3,443,624	540,380	394,741
Cash, cash equivalents, end of year		621,034	$ 97,455	3,443,624	¥ 394,741
Issuance cost on IPO		¥ 69,498
Reportable Legal Entities [Member] | Alibaba | ZTO EXPRESS (CAYMAN) INC.
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance cost and commission paid of RMB69,498				¥ 9,771,782